Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Estimated Fair Values of the Company’s Financial Instruments Prior Year (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 05, 2005
Financial assets:
Cash and cash equivalents		$ 18,037
Cash and cash equivalents	21,984	18,037
Available for sale investment securities	44,849	48,958
Available for sale investment securities	44,849	48,958
Federal Home Loan Bank Stock	3,518	3,487
Loans held for sale	1,789	995
Loans held for sale	1,789	995
Loans, net	319,310	309,048
Loans, net	320,772	308,507
Accrued interest receivable	1,253	1,329
Accrued interest receivable	1,253	1,329
Financial liabilities:
Deposits	319,632	316,147
Deposits	321,851	313,613
Short term borrowings	5,949	6,850
Short term borrowings	5,949	6,850
Advances from Federal Home Loan Bank	64,000	60,000
Advances from Federal Home Loan Bank	69,921	66,309
Junior subordinated debentures	10,310	10,310	10,300
Junior subordinated debentures	4,661	4,502
Accrued interest payable	980	700
Accrued interest payable	$ 980	$ 700